                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-07562

              Morgan Stanley New York Quality Municipal Securities
               (Exact name of registrant as specified in charter)

1221 Avenue of the Americas, New York, New York                          10020
    (Address of principal executive offices)                          (Zip code)

                                Ronald E. Robison
              1221 Avenue of the Americas, New York, New York 10020
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: October 31, 2006

Date of reporting period: January 31, 2006

ITEM 1. SCHEDULE OF INVESTMENTS.

The Trust's schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

MORGAN STANLEY NEW YORK QUALITY MUNICIPAL SECURITIES
Portfolio of Investments - January 31, 2006 (unaudited)

PRINCIPAL
AMOUNT IN                                                                           COUPON    MATURITY
THOUSANDS                                                                            RATE       DATE        VALUE
---------                                                                           ------    --------   -----------
            New York Tax-Exempt Municipal Bonds (127.4%)
            General Obligation (7.4%)
            New York City,
  $ 2,000      2005 Ser F                                                             5.00%   09/01/23   $  2,093,740
    1,500      2005 Ser G                                                             5.00    12/01/23      1,565,760
    1,000   Puerto Rico, Public Improvement Refg Ser 1999                             5.25    07/01/16      1,091,350
  -------                                                                                                ------------
    4,500                                                                                                   4,750,850
  -------                                                                                                ------------
            Educational Facilities Revenue (3.4%)
            New York State Dormitory Authority,
      405      Fordham University Ser 2002 (FGIC)                                     5.00    07/01/21        428,247
      595      Fordham University Ser 2002 (FGIC)                                     5.00    07/01/21        644,991
      405      Fordham University Ser 2002 (FGIC)                                     5.00    07/01/22        426,842
      595      Fordham University Ser 2002 (FGIC)                                     5.00    07/01/22        644,992
  -------                                                                                                ------------
    2,000                                                                                                   2,145,072
  -------                                                                                                ------------
            Electric Revenue (11.1%)
            Long Island Power Authority,
    3,000      Ser 2003 B                                                             5.25    06/01/14      3,260,700
    1,000      Ser 1998 A (FSA)                                                      5.125    12/01/22      1,045,280
    1,705      Ser 2004 A (Ambac)                                                     5.00    09/01/34      1,770,984
    1,000   Puerto Rico Electric Power Authority, Power Ser DD (FSA)                  4.50    07/01/19      1,023,080
  -------                                                                                                ------------
    6,705                                                                                                   7,100,044
  -------                                                                                                ------------
            Hospital Revenue (23.7%)
    2,000   New York City Health & Hospitals Corporation, 2003
               Ser B (Ambac)++                                                         5.25    02/15/21      2,147,580
            New York State Dormitory Authority,
    2,500      Catholic Health Long Island - St Francis Hospital Ser 2004             5.10    07/01/34      2,527,675
    3,000      Hospital - FHA Insured Mtge 2004 Ser A (FSA)                           5.25    08/15/19      3,240,780
    4,000      Memorial Sloan- Kettering Cancer Center 2003 Ser I                     5.00    07/01/34      4,109,560
    2,000      Montefiore Hospital FHA Insured Mtge Ser 2004 (FGIC)                   5.00    08/01/29      2,083,100
    1,000      Winthrop South Nassau University Health Ser 2003 B                     5.50    07/01/23      1,055,650
  -------                                                                                                ------------
   14,500                                                                                                  15,164,345
  -------                                                                                                ------------
            Industrial Development/Pollution Control Revenue (12.2%)
            New York City Industrial Development Agency,
    2,000      IAC/Interactive Corp Ser 2005                                          5.00    09/01/35      1,982,820
    2,000      Terminal One Group Association Ser 2005 (AMT)                          5.50    01/01/24      2,131,300
    1,000   New York Counties Tobacco Trust IV, Ser 2005 A                            5.00    06/01/45        965,760
    1,500   New York State Energy Research & Development Authority,
               Brooklyn Union Gas Co 1991 Ser D (AMT) (MBIA)                         9.238+++ 04/01/20      1,723,755
    1,000   Westchester Tobacco Asset Securitization Corporation, Ser 2005           5.125    06/01/45        983,300
  -------                                                                                                ------------
    7,500                                                                                                   7,786,935
  -------                                                                                                ------------
            Mortgage Revenue - Multi-Family (3.8%)
    2,380   New York State Housing Finance Agency, 1996 Ser A Refg (FSA)              6.10    11/01/15      2,443,284
  -------                                                                                                ------------
            Mortgage Revenue - Single Family (1.5%)
      945   New York State Mortgage Agency, 27th Ser (AMT)                           5.875    04/01/30        974,427
  -------                                                                                                ------------
            Nursing & Health Related Facilities Revenue (1.6%)
    1,000   New York State Dormitory Authority, Dept of Health
               Ser 2004                                                               5.00    07/01/23      1,042,860
  -------                                                                                                ------------

            Public Facilities Revenue (9.5%)
    1,000   Montgomery County Industrial Development Agency, Hamilton
               Fulton Montgomery BOCES Ser 2004 A (XLCA)                              5.00    07/01/34      1,032,550
    1,000   New York City Cultural Resource Trust, Wildlife Conservation
               Society Ser 2004 (FGIC)                                                5.00    02/01/34      1,038,250
            New York State Dormitory Authority,
    1,795      New York School Districts 2003 Ser A                                   5.25    07/01/20      1,929,374
    1,000      New York School Districts 2002 Ser D (MBIA)                            5.00    10/01/30      1,034,570
    1,000   Niagara Falls City School District, Ser 2005 COPs (FSA)                   5.00    06/15/28      1,040,560
  -------                                                                                                ------------
    5,795                                                                                                   6,075,304
  -------                                                                                                ------------
            Transportation Facilities Revenue (18.1%)
            Metropolitan Transportation Authority,
    2,000      Dedicated Tax Fund Refg Ser 2002 A (FSA)                               5.25    11/15/24      2,159,940
    4,000      Transportation Ser 2003 A (FSA)                                        5.00    11/15/25      4,222,160
    2,500   New York State Thruway Authority, Personal Income Tax
               Transportation Ser 2003 A (MBIA)                                       5.00    03/15/21      2,641,925
            Triborough Bridge & Tunnel Authority,
    1,500      Ser 2003 A (Ambac)                                                     5.00    11/15/28      1,563,225
    1,000      Refg Sub Ser (MBIA)                                                    5.00    11/15/32      1,032,740
  -------                                                                                                ------------
   11,000                                                                                                  11,619,990
  -------                                                                                                ------------
            Water & Sewer Revenue (19.2%)
            Nassau County Sewer & Storm Water Finance Authority,
      500      2004 Ser B (MBIA)                                                      5.00    10/01/22        527,850
      500      2004 Ser B (MBIA)                                                      5.00    10/01/23        526,735
            New York City Municipal Water Finance Authority,
    2,000      2003 Ser A                                                            5.375    06/15/18      2,171,400
    5,000      2005 Ser B (Ambac)                                                     5.00    06/15/28      5,231,250
      725      2005 Ser D                                                             5.00    06/15/37        750,245
    1,940   New York State Environmental Facilities Corporation, Clean Water
               Ser 2003 B                                                             5.00    12/15/22      2,055,915
    1,000   Niagara Falls Public Water Authority, Ser 2005 (XLCA)                     5.00    07/15/26      1,049,530
  -------                                                                                                ------------
   11,665                                                                                                  12,312,925
  -------                                                                                                ------------
            Other Revenue (14.2%)
    2,000   Battery Park City Authority, Ser 2003A                                    5.00    11/01/24      2,117,940
            New York City Transitional Finance Authority,
    1,000      2004 Ser C                                                             5.00    02/01/21      1,055,620
    1,000      Refg 2003 Ser D (MBIA)                                                 5.25    02/01/21      1,076,110
    2,000      Refg 2003 Ser A                                                        5.50#   11/01/26      2,181,880
    1,500   Sales Tax Asset Receivable Corporation, 2005 Ser A (Ambac)                5.00    10/15/29      1,571,595
    1,000   Tobacco Settlement Financing Corporation, State Contingency
               Ser 2003 B-1C                                                          5.50    06/01/21      1,097,460
  -------                                                                                                ------------
    8,500                                                                                                   9,100,605
  -------                                                                                                ------------
            Refunded (1.7%)
    1,000   New York State Thruway Authority, Local Hwy & Bridge Ser 2000 A
               (FSA)                                                                  5.75    04/01/10+     1,099,830
  -------                                                                                                ------------
   77,490   TOTAL NEW YORK TAX - EXEMPT MUNICIPAL BONDS (Cost $79,114,639)                                 81,616,471
  -------                                                                                                ------------
            NEW YORK SHORT - TERM TAX-EXEMPT MUNICIPAL OBLIGATIONS (5.8%)
    1,200   Nassau County Industrial Development Agency, 1999 Cold
               Spring Harbor Lab (Demand 02/01/06)                                    3.00*   01/01/34      1,200,000
    2,000   New York City, Fiscal 1995 Ser E3 (Demand 02/01/06)                       3.04*   08/01/20      2,000,000
      500   New York City Industrial Development Agency, Lycee
               Francais (Demand 02/01/06)                                             3.03*   06/01/32        500,000
                                                                                                         ------------
    3,700   TOTAL SHORT - TERM TAX EXEMPT MUNICIPAL OBLIGATIONS (Cost $3,700,000)                           3,700,000
  -------                                                                                                ------------
  $81,190   TOTAL INVESTMENTS (Cost $82,814,639) (a) (b)                             133.2%                85,316,471
  =======

            OTHER ASSETS IN EXCESS OF LIABILITIES                                      4.3                  2,747,156
            PREFERRED SHARES OF BENEFICIAL INTEREST                                  (37.5)               (24,006,981)
                                                                                     -----               ------------
            NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS                             100.0%              $ 64,056,646
                                                                                     =====               ============

----------
Note: The categories of investments are shown as a percentage of net assets applicable to common shareholders.

AMT  Alternative Minimum Tax.

COPs Certificate of Participation.

FHA  Federal Housing Authority.

+    Prerefunded to call date shown.

++ A portion of this security has been physically segregated in connection with open futures contracts in the amount of $53,000.

+++ Current coupon rate for inverse floating rate municipal obligations. This rate resets periodically as the auction rate on the related security changes. Positions in inverse floating rate municipal obligations have a total value of $1,723,755 which represents 2.7% of net assets applicable to common shareholders.

*    Current coupon of variable rate demand obligation.

# Security is a "Step up" bond where the coupon increases on a predetermined future date.

(a) Securities have been designated as collateral in an amount equal to $12,734,656 in connection with the open futures contracts.

(b) The aggregate cost for federal income tax purposes is $82,814,605. The aggregate gross unrealized appreciation is $2,560,554 and the aggregate gross unrealized depreciation is $58,688, resulting in net unrealized appreciation of $2,501,866.

Bond Insurance:

Ambac Ambac Assurance Corporation.

FGIC  Financial Guaranty Insurance Company.

FSA   Financial Security Assurance Inc.

MBIA  Municipal Bond Investors Assurance Corporation.

XLCA  XL Capital Assurance Inc.

FUTURES CONTRACTS OPEN AT JANUARY 31, 2006:

NUMBER OF                DESCRIPTION/DELIVERY   UNDERLYING FACE    UNREALIZED
CONTRACTS   LONG/SHORT      MONTH AND YEAR      AMOUNT AT VALUE   APPRECIATION
---------   ----------   --------------------   ---------------   ------------
   100         Short      U.S. Treasury Notes
                           5 year March 2006       $(10,573,438)       $36,443
    20         Short      U.S. Treasury Notes
                          10 year March 2006         (2,168,750)         8,695
                                                                       -------
                         Total Unrealized Appreciation.........        $45,138
                                                                       =======

ITEM 2. CONTROLS AND PROCEDURES.

(a) The Trust's principal executive officer and principal financial officer have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the Trust's internal control over financial reporting that occurred during the registrant's fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

ITEM 3. EXHIBITS.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley New York Quality Municipal Securities


/s/ Ronald E. Robison
-------------------------------------
Ronald E. Robison
Principal Executive Officer
March 23, 2006

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


/s/ Ronald E. Robison
-------------------------------------
Ronald E. Robison
Principal Executive Officer
March 23, 2006


/s/ Francis Smith
-------------------------------------
Francis Smith
Principal Financial Officer
March 23, 2006


                                        3